OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease
SCHEDULE OF OPERATING LEASES SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB

Cash paid for amounts included in the measurement of lease liabilities	4,435	728
Right-of-use assets obtained in exchange for operating lease liabilities	842	1,217

SCHEDULE OF OPERATING LEASES SUPPLEMENTAL BALANCE SHEET INFORMATION

Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2024	2025
	RMB	RMB

Right-of-use assets	13,809	3,392

Operating lease liabilities - current	3,845	1,498
Operating lease liabilities - non-current	7,808	1,606
Total lease liabilities	11,653	3,104

Weighted average remaining lease term	3.44	3.22
Weighted average discount rate	4.75%	4.75%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities are as follows:

As of December 31, 2025
RMB

2026	1,616
2027	1,167
2028	266
2029	266
Total operating lease payments	3,315
Less: imputed interest	(211)
Total operating lease	3,104